S000041918 [Member] Investment Risks - AMG Veritas Global Real Return Fund	Sep. 30, 2025
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk— issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials and healthcare sectors may comprise a significant portion of the
Fund’s portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Stocks in the healthcare sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

Small Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Stock Risk—although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Credit and Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer's creditworthiness may also affect the value of the Fund’s investment in that issuer.

Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
High Cash Balance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Cash Balance Risk— when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Aninvestment in the Fund is not a deposit or obligation of any bank,is not endorsed or guaranteed by any bank, and is not insured bythe Federal Deposit Insurance Corporation (“FDIC”) or any othergovernment agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify each year as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.